Shareholder Report, Line Graph (Details) 511290_LKCM Fixed Income Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name											LKCM Fixed Income Fund
Accumulated Value	$ 11,896	$ 11,543	$ 10,996	$ 11,651	$ 11,834	$ 11,347	$ 10,634	$ 10,606	$ 10,383	$ 10,000	$ 12,688
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,369	11,229	10,641	12,232	12,424	11,556	10,630	10,628	10,265	10,000	$ 12,199
Bloomberg Intermediate Government/Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Intermediate Government/Credit Bond Index
Accumulated Value	$ 11,722	$ 11,380	$ 10,813	$ 11,784	$ 11,956	$ 11,233	$ 10,518	$ 10,426	$ 10,208	$ 10,000	$ 12,538